Apr. 02, 2020

Supplement dated April 2, 2020 (the “Supplement”)
to the Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for each series of the Absolute Shares Trust (each, a “Fund”)

The Supplement applies to the Summary Prospectuses, Prospectuses and SAIs, dated October 31, 2019, for:

WBI BullBear Trend Switch US Total Return ETF (WBIN);
WBI BullBear Trend Switch US 1000 ETF (WBIK);
WBI BullBear Trend Switch US 2000 ETF (WBIM);
WBI BullBear Trend Switch US 1000 Total Return ETF (WBIQ);
WBI BullBear Trend Switch US 2000 Total Return ETF (WBIS);
WBI BullBear Trend Switch US 3000 Total Return ETF (WBIT);
WBI BullBear Global Income ETF (WBII); and
WBI Power FactorTM High Dividend ETF (WBIY);

and dated October 25, 2019, for:

WBI BullBear Rising Income 3000 ETF (WBIE);
WBI BullBear Value 3000 ETF (WBIF);
WBI BullBear Yield 3000 ETF (WBIG); and
WBI BullBear Quality 3000 ETF (WBIL).

Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI is amended as follows:

Change in each Fund’s “Market Risk” factor

The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

WBI BullBear Trend Switch US Total Return ETF
WBI BullBear Trend Switch US Total Return ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US 1000 ETF
WBI BullBear Trend Switch US 1000 ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US 2000 ETF
WBI BullBear Trend Switch US 2000 ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US 1000 Total Return ETF
WBI BullBear Trend Switch US 1000 Total Return ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US 2000 Total Return ETF
WBI BullBear Trend Switch US 2000 Total Return ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Trend Switch US 3000 Total Return ETF
WBI BullBear Trend Switch US 3000 Total Return ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Global Income ETF
WBI BullBear Global Income ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI Power Factor High Dividend ETF
WBI Power FactorTM High Dividend ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Rising Income 3000 ETF
WBI BullBear Rising Income 3000 ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Value 3000 ETF
WBI BullBear Value 3000 ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Yield 3000 ETF
WBI BullBear Yield 3000 ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

WBI BullBear Quality 3000 ETF
WBI BullBear Quality 3000 ETF
Principal Risks
Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.